PENSIONS (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Components of net periodic benefit cost
The components of net periodic benefit costs are as follows:

(in thousands of $)	2014	2013	2012
Service cost	369	468	429
Interest cost	2,359	2,159	2,361
Expected return on plan assets	(984)	(918)	(920)
Recognized actuarial loss	998	1,415	1,273
Net periodic benefit cost	2,742	3,124	3,143

Reconciliation of benefit obligation
The change in benefit obligation and plan assets and reconciliation of funded status as of December 31 are as follows:

(in thousands of $)	2014	2013
Reconciliation of benefit obligation:
Benefit obligation at January 1	50,564	54,291
Service cost	369	468
Interest cost	2,359	2,159
Actuarial loss (gain)	3,700	(3,513)
Foreign currency exchange rate changes	(686)	164
Benefit payments	(3,140)	(3,005)
Benefit obligation at December 31	53,166	50,564

Reconciliation of fair value of plan assets

(in thousands of $)	2014	2013
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	14,919	14,194
Actual return on plan assets	896	1,127
Employer contributions	2,459	2,426
Foreign currency exchange rate changes	(638)	177
Benefit payments	(3,140)	(3,005)
Fair value of plan assets at December 31	14,496	14,919

(in thousands of $)	2014	2013
Projected benefit obligation	(53,166)	(50,564)
Fair value of plan assets	14,496	14,919
Funded status (1)	(38,670)	(35,645)

Employer contributions and benefits paid under the pension plans include $2.5 million (2013: $2.4 million) paid from employer assets for the year ended December 31, 2014.

(1) Our plans compose of two plans that are both underfunded as at December 31, 2014 and 2013.

Reconciliation of funded status

(in thousands of $)	2014	2013
Projected benefit obligation	(53,166)	(50,564)
Fair value of plan assets	14,496	14,919
Funded status (1)	(38,670)	(35,645)

Employer contributions and benefits paid under the pension plans include $2.5 million (2013: $2.4 million) paid from employer assets for the year ended December 31, 2014.

(1) Our plans compose of two plans that are both underfunded as at December 31, 2014 and 2013.

The details of these plans are as follows:

	December 31, 2014			December 31, 2013
(in thousands of $)	UK Scheme	Marine Scheme	Total	UK Scheme	Marine Scheme	Total
Projected benefit obligation	(11,163)	(42,003)	(53,166)	(10,256)	(40,308)	(50,564)
Fair value of plan assets	10,383	4,113	14,496	9,622	5,297	14,919
Funded status at end of year	(780)	(37,890)	(38,670)	(634)	(35,011)	(35,645)

Pensions:
ScheduleOfEmployerContributionsToDefinedContribution [Table Text Block]	The total contributions to our defined contribution scheme were as follows:

(in thousands of $)	2014	2013	2012
Employers' contributions	684	533	570

Asset allocation of retirement schemes
The fair value of our plan assets, by category, as of December 31, 2014 and 2013 were as follows:

(in thousands of $)	2014	2013
Equity securities	10,032	9,666
Debt securities	4,004	3,172
Cash	460	2,081
	14,496	14,919

Amounts recognized in accumulated other comprehensive income
The amounts recognized in accumulated other comprehensive income consist of:

(in thousands of $)	2014	2013
Net actuarial loss	15,251	12,731
As at December 31, 2014, 2013 and 2012, our accumulated other comprehensive income (loss) balances consisted of the following components:

(in thousands of $)	2014	2013	2012
Unrealized net gain (loss) on qualifying cash flow hedging instruments	4,671	(1,822)	(6,832)
Unrealized gain on available-for-sale securities	15,751	7,796	5,911
Losses associated with pensions, net of tax recoveries of $0.2 million (2013: $0.2 million)	(15,251)	(12,731)	(17,809)
Accumulated other comprehensive income (loss)	5,171	(6,757)	(18,730)

The components of accumulated other comprehensive income (loss) consisted of the following:

	Gain (losses) on available-for-sale securities	Pension and post retirement benefit plan adjustments	Gains (losses) on cash flow hedges	Share of affiliates comprehensive income	Total Accumulated comprehensive Income (loss)
Balance at December 31, 2011	—	(15,486)	(19,462)	—	(34,948)
Other comprehensive income (loss) before reclassification	5,911	(2,323)	3,641	—	7,229
Amount reclassified from accumulated other comprehensive income	—	—	8,989	—	8,989
Net current-period other comprehensive income (loss)	5,911	(2,323)	12,630	—	16,218
Balance at December 31, 2012	5,911	(17,809)	(6,832)	—	(18,730)
Other comprehensive income before reclassification	12,680	5,078	4,148	854	22,760
Amount reclassified from accumulated other comprehensive (loss) income	(10,795)	—	8	—	(10,787)
Net current-period other comprehensive income	1,885	5,078	4,156	854	11,973
Balance at December 31, 2013	7,796	(12,731)	(2,676)	854	(6,757)
Other comprehensive income (loss) before reclassification	7,955	(2,520)	3,483	(225)	8,693
Amount reclassified from accumulated other comprehensive income	—	—	3,235	—	3,235
Net current-period other comprehensive income (loss)	7,955	(2,520)	6,718	(225)	11,928
Balance at December 31, 2014	15,751	(15,251)	4,042	629	5,171

Expected contributions to pension schemes	are expected to make the following contributions to the schemes during the year ended December 31, 2015, as follows:

(in thousands of $)	UK scheme	Marine scheme
Employer contributions	621	1,800

Expected pension disbursements	are expected to make the following pension disbursements as follows:

(in thousands of $)	UK scheme	Marine scheme
2015	311	3,000
2016	311	3,000
2017	311	3,000
2018	311	3,000
2019	311	3,000
2020 - 2024	1,553	15,000

Weighted average assumptions used
The weighted average assumptions used to determine the benefit obligation for our plans for the years ended December 31 are as follows:

	2014	2013
Discount rate	3.95%	4.80%
Rate of compensation increase	2.21%	2.71%

The weighted average assumptions used to determine the net periodic benefit cost for our plans for the years ended December 31 are as follows:

	2014	2013
Discount rate	4.60%	4.10%
Expected return on plan assets	6.75%	6.75%
Rate of compensation increase	2.71%	2.96%

Marine Scheme
Pensions:
Asset allocation of retirement schemes
The asset allocation for our Marine scheme at December 31, 2014 and 2013, and the target allocation for 2015, by asset category are as follows:

Marine scheme	Target allocation 2015 (%)	2014 (%)	2013 (%)
Equity	30-65	30-65	30-65
Bonds	10-50	10-50	10-50
Other	20-40	20-40	20-40
Total	100	100	100

UK Scheme
Pensions:
Asset allocation of retirement schemes
The asset allocation for our UK scheme at December 31, 2014 and 2013, and the target allocation for 2015, by asset category are as follows:

UK scheme	Target allocation 2015 (%)	2014 (%)	2013 (%)
Equity	70.0	69.0	71.0
Bonds	30.0	31.0	29.0
Total	100	100	100